RELATED PARTY TRANSACTIONS - Additional (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 14, 2020 USD ($)	Oct. 14, 2020 CNY (¥)	Aug. 21, 2019 USD ($)	Aug. 21, 2019 CNY (¥)
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	$ 2,899,559	$ 724,800
Loan repaid to related party by the Company	869,868	59,868
Mr. Haigang Yan
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	2,899,559		$ 2,899,559	¥ 20,000,000
Mr. Yonghong Che
Related Party Transaction [Line Items]
Loan repaid to related party by the Company		50,736
Mr. Bingshan Guo
Related Party Transaction [Line Items]
Loan repaid to related party by the Company		9,132
Mr. Xiangyang Guo
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties		$ 724,800			$ 724,800	¥ 5,000,000
Loan repaid to related party by the Company	$ 869,868